Transactions with related parties:	6 Months Ended
Jun. 30, 2015
Related Party Transaction Due From To Related Party [Abstract]
Transactions with related parties:
3. Transactions with related parties:
During the six month periods ended June 30, 2015 and 2014, the Partnership incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated financial statements:

	Six months ended June 30,
	2015	2014
Included in voyage expenses
Charter hire commissions (a)	$894	$539

Included in general and administrative expenses
Executive services fee (d)	$303	$458
Administrative services fee (e)	$60	$—

Management fees-related party
Management fees (a)	$2,400	$1,419

As of June 30, 2015 and December 31, 2014 balances with related parties consisted of the following:

	June 30, 2015	December 31, 2014
Assets:
Working capital advances granted to the Manager (a)	$670	$889
Security deposits to Manager (a)	$1,125	$1,125

Liabilities included in Due to related party:

Executive service charges due to Manager (d)	$147	$-
Administrative service charges due to Manager (e)	$30	$135
Other Partnership expenses due to Manager	$260	$7
Total liabilities due to related party	$437	$142

 (a) Dynagas Ltd.

Dynagas Ltd. is a company beneficially owned by the Partnership's Chairman. The Manager provides each vessel-owning entity of the Partnership with certain technical and administrative management services in exchange for a daily management fee, pursuant to five identical management agreements that initially terminate on December 31, 2020 and which shall, thereafter, automatically be extended in additional eight-year increments if notice of termination is not previously provided by the Partnership's vessel-owning subsidiaries.  The management agreements initially provide for a daily management fee of $2.5. Beginning on the first calendar year after the commencement of the vessel management agreements and each calendar year thereafter, these fees are adjusted upwards by 3% until expiration of the management agreement, subject to further annual increases to reflect material unforeseen costs of providing the management services, by an amount to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the Partnership's conflicts committee. Under the terms of the management agreements, the Manager charges the Partnership for any additional capital expenditures, financial costs, operating expenses for the vessels and general and administrative expenses of the vessel owning subsidiaries of the Partnership that are not covered by the management fees.

For the six month periods ended June 30, 2015 and 2014, each vessel was charged with an adjusted daily management fee of $2.7 and $2.6, respectively.

The management agreements also provide for:

(i) a commission of 1.25% over charter-hire agreements arranged by the Manager and
(ii) a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel plus out of pocket expenses.

The agreements will terminate automatically after a change of control of the owners and/or of the owners' ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months, will become payable to the Manager. As of June 30, 2015, based on the maximum period prescribed in the management agreements and the basic daily fee in effect during the six month period ended June 30, 2015, such termination fee would be approximately $24.2 million.

The management agreements also provide for an advance equal to three months daily management fee. In the case of termination of the management agreements, prior to their eight year term, by any reason other than Manager's default, the advance is not refundable. Such advances as of June 30, 2015 and December 31, 2014 amounted to $1,125 and are separately reflected in Non-Current Assets as Due from related party in the accompanying unaudited interim consolidated balance sheets.
 (b) Loan from related party
On November 18, 2013, concurrently with the completion of its initial public offering, the Partnership entered into an interest free $30.0 million revolving credit facility with its Sponsor, with an original term of five years from the closing date, to be used for general Partnership purposes including working capital. The loan may be drawn and be prepaid in whole or in part at any time during the life of the facility. No amounts have been drawn under the respective facility as of June 30, 2015 and December 31, 2014.
(c) Omnibus Agreement
On November 18, 2013, the Partnership entered into an agreement with its Sponsor (the “Omnibus Agreement”) to govern among other things i) the terms and the extent the Partnership and the Sponsor may compete each other, ii) the procedures to be followed for the exercise of Partnership's options to acquire certain offered optional vessels by its Sponsor, iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership and iv) Sponsor's provisions of certain indemnities to the Partnership.  On June 23, 2014 and September 25, 2014, the Partnership completed the drop down of two of these optional vessels, the Arctic Aurora and the Yenisei River. No further drop downs occurred since then.
(d) Executive Services Agreement
On March 21, 2014, the Partnership entered into an executive services agreement with the Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the services of its executive officers, who report directly to the Board of Directors. Under the agreement, the Manager is entitled to an executive services fee of €538 per annum (or $597 on the basis of a Eur/US Dollar exchange rate of €1.0000/$1.1096 at June 30, 2015), payable in equal monthly installments. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier.

(e) Administrative Services Agreement
On December 30, 2014 and effective as of the IPO closing date, the Partnership entered into an administrative services agreement with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services, for a monthly fee of $10, plus expenses, payable in quarterly installments. The agreement can be terminated upon 120 days' notice granted either by the Partnership's Board or by Dynagas as per the provisions of the agreement.